Average Annual Total Returns{- Fidelity Mega Cap Stock Fund} - 06.30 Fidelity Mega Cap Stock Fund Retail PRO-07 - Fidelity Mega Cap Stock Fund	Fidelity Mega Cap Stock Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Mega Cap Stock Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Mega Cap Stock Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Mega Cap Stock Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Mega Cap Stock Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Mega Cap Stock Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Mega Cap Stock Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Mega Cap Stock Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Mega Cap Stock Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	RS009 Past 1 year	RS009 Past 5 years	RS009 Past 10 years
Total	12.96%	12.96%	12.67%	10.39%	9.91%	10.80%	8.62%	9.72%	10.15%	18.40%	15.22%	13.88%	22.37%	16.42%	14.63%